Operating Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of Components of Lease Expenses	The components of lease expense are summarized as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Operating lease cost	$1,073	$1,595	$2,089	$3,267
Short term lease cost	155	101	443	203
Variable lease cost	118	100	186	202
Sublease income	(257)	(302)	(567)	(612)

Total lease cost	$1,089	$1,494	$2,151	$3,060

Summary of Information Related To Leases
Other information related to leases is summarized as follows (in thousands, except lease term and discount rate):

	Six months ended June 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,049	$3,421
Right-of-use assets obtained in exchange for new operating lease liabilities	1,113	—
Weighted-average remaining lease term (in years):
Operating leases	2.1	2.7
Weighted-average discount rate:
Operating leases	2.7%	1.6%

Summary of Maturity of Lease Liability
As of June 30, 2023, the maturity of lease liabilities are as follows (in thousands):

(in thousands)
2023 (Remaining)	$1,707
2024	2,783
2025	1,441
2026	283
2027	—
Thereafter	—
Total minimum lease payments	6,214
Less: Imputed interest	(191)

Present value of lease liabilities	$6,023

Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts
The
right-of-use
assets and liabilities derecognized upon termination of lease contracts were as follows (in thousands):

	Six months ended June 30,
	2023	2022
Leases terminated	—	2
Right-of-use assets derecognized upon lease termination	$—	$177
Lease liabilities derecognized upon lease termination	—	177